Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 11,875	$ 30,918	$ 23,814
Property, plant and equipment net of accumulated depreciation	3,275	3,392
SWITZERLAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	571	1,752	1,004
Property, plant and equipment net of accumulated depreciation	74	162
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,964	8,943	6,260
Property, plant and equipment net of accumulated depreciation	3,201	3,230
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,642	16,646	13,677
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,642	3,466	2,745
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 56	$ 111	$ 128